12. Taxes (Details Narrative) R in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2020 ZAR (R)	Dec. 31, 2019 USD ($)
Disclosure Of Reconciliation Between Statutory Tax Rate And Effective Tax Expenses Rate [line items]
Brazilian statutory corporate tax rates			34.00%
Other recoverable taxes	$ 3,828		$ 3,828			$ 1,051
Other income taxes	245	$ 66	363	$ 159
Income taxes	(31)	$ 2,960	$ (3,331)	$ 3,449
PIS and COFINS - exclusion of ICMS (VAT tax) from the basis of calculation [member] | South Africa, Rand
Disclosure Of Reconciliation Between Statutory Tax Rate And Effective Tax Expenses Rate [line items]
Other recoverable taxes | R					R 16,925
BRAZIL [member]
Disclosure Of Reconciliation Between Statutory Tax Rate And Effective Tax Expenses Rate [line items]
Brazilian statutory corporate tax rates			25.00%
Brazilian statutory social contribution tax rates			9.00%
Country of domicile [member] | PIS and COFINS - exclusion of ICMS (VAT tax) from the basis of calculation [member]
Disclosure Of Reconciliation Between Statutory Tax Rate And Effective Tax Expenses Rate [line items]
Other recoverable taxes	$ 3,091		$ 3,091
Gain for the recovery of taxes			1,477
Gain for the inflation indexation charges			1,780
Other income taxes			83
Income taxes			$ 1,079